Risk management (Details Text) - BRL (R$)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liquidity Ratios [Abstract]
Surplus	R$ 14,700,000,000
LCR	123.00%
FINANCIAL INTERMEDIATION ACTIVITIES
Average VaR from the Bank's tranding portfolio	R$ 1,400,000,000	R$ 804,000,000	R$ 926,000,000
Interest rate risk - convertible currencies
Sensitivity of the net interest margin at one year	378,000,000
Sensitivity market value of equity	2,066,000
Interest rate risk - quantitative risk analisys
Sensitivity of the net interest margin - maximum	458,000,000
Sensitivity market value of equity - maximum	R$ 2,177,000